Lease liabilities - Summary of lease liabilities demonimated by currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Apr. 27, 2020	Apr. 23, 2020	Mar. 05, 2020	Feb. 26, 2020	Feb. 12, 2020	Dec. 31, 2019		Oct. 18, 2019
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 121,213						¥ 134,074	[1]
Borrowings interest rate		2.44%	2.44%	3.00%	3.05%	3.12%			3.20%
Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 53,823						¥ 57,638
Fixed interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	1.75%						1.75%
Fixed interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	5.03%						5.03%
Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 67,390						¥ 76,436
Floating interest rates [member] | Bottom of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	0.00%						0.00%
Floating interest rates [member] | Top of range [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Borrowings interest rate	5.22%						5.22%
USD [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 52,862						¥ 65,903
USD [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	43,519						50,568
USD [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	9,343						15,335
JPY [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	1,025						1,282
JPY [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	6						10
JPY [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	1,019						1,272
RMB [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	63,927						63,123
RMB [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	10,268						7,023
RMB [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	53,659						56,100
EURO [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	3,257						3,550
EURO [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	14						15
EURO [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	3,243						3,535
Other currencies [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	142						216
Other currencies [member] | Fixed interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	16						22
Other currencies [member] | Floating interest rates [member]
Disclosure of lease liabilities demonimated by currencies [line items]
Lease liabilities	¥ 126						¥ 194

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).